DIRECT OPERATING COSTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Inventories recognized as expense during the period	$ 21,421	$ 12,701	$ 1,017